Employee benefits - Defined Benefit Obligation Sensitivity Analysis (Details) € in Millions	Dec. 31, 2025 EUR (€)
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	€ (32.1)
Effect on the post-employment benefit obligation with a 1% decrease	39.2
Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	22.4
Effect on the post-employment benefit obligation with a 1% decrease	(19.5)
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	14.7
Effect on the post-employment benefit obligation with a 1% decrease	(12.9)
Actuarial assumption of expected rates of pension increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect on the post-employment benefit obligation with a 1% increase	20.1
Effect on the post-employment benefit obligation with a 1% decrease	€ (15.2)